Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019:

	2020				2019
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$—	$—	$—	$—	$—	$129,586	$—	$129,586
Marketable equity securities	117,515	—	—	117,515	870	—	—	870
Non-marketable equity securities	—	—	4,142	4,142	—	—	70,849	70,849
Equity options	—	376,453	—	376,453	—	290,971	—	290,971
Foreign exchange forwards and options	—	11,712	—	11,712	—	6,689	—	6,689
Interest rate contracts	—	5,042	—	5,042	—	2,474	—	2,474
	$117,515	$393,207	$4,142	$514,864	$870	$429,720	$70,849	$501,439
Liabilities:
Foreign exchange forwards and options	$—	$(45,498)	$—	$(45,498)	$—	$(1,814)	$—	$(1,814)
Interest rate contracts	—	(17,409)	—	(17,409)	—	(6,027)	—	(6,027)
Equity options	—	(382,012)	—	(382,012)	—	(292,263)	—	(292,263)
Contingent consideration	—	—	(23,593)	(23,593)	—	—	(162,160)	(162,160)
	$—	$(444,919)	$(23,593)	$(468,512)	$—	$(300,104)	$(162,160)	$(462,264)

Summary of Activity for Liabilities with Level 3 Inputs	For contingent consideration liabilities with Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2020 and 2019:

(in thousands)	2020	2019
Balance at beginning of year	$(162,160)	$(48,971)
Additions from acquisitions	(3,223)	(132,422)
Payments	141,790	11,800
Gain included in earnings	—	7,433
Balance at end of year	$(23,593)	$(162,160)

Carrying Values and Estimated Fair Values of Long-Term Debt
The table below presents the carrying values and the estimated fair values of financial instruments not presented in the tables above as of December 31, 2020 and 2019.

	2020			2019
(in thousands)	Carrying Amount	Level 1	Level 2	Carrying Amount	Level 1	Level 2
Long-term debt including current portion:
Cash convertible notes	$791,000	$1,167,201	$—	$1,046,511	$1,296,334	$—
Convertible notes	442,481	510,930	—	—	—	—
U.S. Private placement	331,717	—	337,747	328,984	—	329,157
German private placement	357,551	—	361,957	330,857	—	334,371
	$1,922,749	$1,678,131	$699,704	$1,706,352	$1,296,334	$663,528